Expense Example - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor Multi-Asset Income Fund - Class A
Expense Example:
1 year	$ 506
3 years	730
5 years	972
10 years	1,664
Fidelity Advisor Multi-Asset Income Fund - Class M
Expense Example:
1 year	504
3 years	724
5 years	961
10 years	1,642
Fidelity Advisor Multi-Asset Income Fund - Class C
Expense Example:
1 year	286
3 years	576
5 years	990
10 years	1,951
Fidelity Advisor Multi-Asset Income Fund - Class I
Expense Example:
1 year	85
3 years	265
5 years	460
10 years	1,025
Fidelity Advisor Multi-Asset Income Fund - Class Z
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	$ 906